UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                   DATE OF REPORTING PERIOD: JANUARY 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS


SCHEDULE OF INVESTMENTS                                          FMC SELECT FUND

January 31, 2008                                                     (Unaudited)

                                                                          Value
                                                    Shares                (000)
--------------------------------------------------------------------------------

COMMON STOCK (96.6%)
BANKS (3.0%)
   First Horizon National ....................        145,800   $         3,159
   Great Lakes Bancorp* ......................         94,900             1,262
   TF Financial ..............................         32,000               736
   US Bancorp ................................         65,000             2,207
   Washington Mutual .........................         62,896             1,253
                                                                ---------------
                                                                          8,617
                                                                ---------------
ENERGY (10.4%)
   ENSCO International .......................        164,200             8,394
   Mariner Energy* ...........................        314,400             7,879
   Nabors Industries Ltd.* ...................        243,600             6,631
   Petroplus Holdings* (1) ...................        112,190             6,825
                                                                ---------------
                                                                         29,729
                                                                ---------------
FINANCIAL SERVICES (8.3%)
   Capital One Financial .....................         78,473             4,301
   Leucadia National .........................        262,410            11,591
   Marsh & McLennan ..........................         51,500             1,421
   Phoenix ...................................        209,300             2,267
   Western Union .............................        189,850             4,252
                                                                ---------------
                                                                         23,832
                                                                ---------------
FOOD (2.3%)
   Nestle ADR ................................         60,000             6,681
                                                                ---------------

HEALTH CARE (8.5%)
   Abbott Laboratories .......................         53,700             3,023
   Amgen* ....................................        121,480             5,660
   Baxter International ......................        125,275             7,609
   Novartis ..................................        129,300             6,544
   Teva Pharmaceutical Industries Ltd. ADR ...         28,000             1,289
                                                                ---------------
                                                                         24,125
                                                                ---------------
HEALTH CARE SERVICES (2.6%)
   IMS Health ................................         39,426               942
   UnitedHealth Group ........................        126,004             6,406
                                                                ---------------
                                                                          7,348
                                                                ---------------
MEDIA (11.8%)
   Discovery Holding* ........................        531,938            12,352
   Gannett ...................................         55,400             2,050

SCHEDULE OF INVESTMENTS                                          FMC SELECT FUND

January 31, 2008                                                     (Unaudited)

                                                                          Value
                                                    Shares                (000)
--------------------------------------------------------------------------------

MEDIA (CONTINUED)
   Harte-Hanks ...............................        431,950   $         6,920
   Liberty Global, Ser C* ....................         29,574             1,100
   Liberty Media Capital, Ser A* .............         14,583             1,569
   Liberty Media Interactive, Cl A* ..........         72,918             1,160
   Omnicom Group .............................        186,840             8,477
                                                                ---------------
                                                                         33,628
                                                                ---------------
MISCELLANEOUS (13.2%)
   3M ........................................        108,800             8,666
   Berkshire Hathaway, Cl A* .................             41             5,576
   Berkshire Hathaway, Cl B* .................          1,631             7,421
   General Electric ..........................        327,200            11,586
   Robert Half International .................        157,900             4,386
                                                                ---------------
                                                                         37,635
                                                                ---------------
MISCELLANEOUS CONSUMER (9.9%)
   Dorel Industries, Cl B ....................        199,800             5,785
   Kimberly-Clark ............................         93,600             6,145
   Reckitt Benckiser Group (1) ...............        310,800            16,188
                                                                ---------------
                                                                         28,118
                                                                ---------------
RETAIL (12.3%)
   Autozone* .................................         65,300             7,893
   CVS Caremark ..............................        325,900            12,733
   Kohl's* ...................................        165,200             7,540
   Lowe's ....................................        267,200             7,065
                                                                ---------------
                                                                         35,231
                                                                ---------------
SERVICES (11.3%)
   McGraw-Hill ...............................        202,100             8,642
   Moody's ...................................        234,600             8,209
   Ryder System ..............................        219,700            11,438
   US Cellular* ..............................         53,900             3,832
                                                                ---------------
                                                                         32,121
                                                                ---------------
TECHNOLOGY (2.8%)
   Amdocs Ltd.* ..............................        237,500             7,859
                                                                ---------------
UTILITIES (0.2%)
   Florida Public Utilities ..................         60,499               702
                                                                ---------------
TOTAL COMMON STOCK
   (Cost $208,456) ...........................                          275,626
                                                                ---------------

SCHEDULE OF INVESTMENTS                                          FMC SELECT FUND

January 31, 2008                                                     (Unaudited)

                                                     Face
                                                    Amount                Value
                                                     (000)                (000)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATION (1.2%)
   Federal Home Loan Bank
      1.391%, 06/04/08 (2) ...................   $      3,400   $         3,353
                                                                ---------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
   (Cost $3,353) .............................                            3,353
                                                                ---------------
RESIDENTIAL MORTGAGE OBLIGATIONS (0.9%)
   Chase Mortgage Finance Corporation,
      Ser S1, Cl 1A18 5.500%, 05/25/35 .......          1,124             1,113
   Countrywide Home Loan Mortgage Pass
      Through Trust, Ser J9, Cl 2A6 5.500%,
      01/25/35 ...............................            467               441
   Credit Suisse First Boston Mortgage
      Securities, Ser CK1, Cl A3 6.380%,
      12/18/35 ...............................            496               512
   GSR Mortgage Loan Trust, Ser 6F, Cl A1
      3.000%, 09/25/32 .......................             63                58
   Wells Fargo Mortgage Backed Securities
      Trust, Ser 8, Cl A9 4.500%, 08/25/18 ...            500               508
                                                                ---------------
TOTAL RESIDENTIAL MORTGAGE OBLIGATIONS
   (Cost $2,707) .............................                            2,632
                                                                ---------------
COMMERCIAL MORTGAGE OBLIGATION (0.4%)
   Credit Suisse First Boston Mortgage
      Securities Corporation, Ser 1, Cl 3A1
      5.250%, 02/25/35 .......................          1,000               998
                                                                ---------------
TOTAL COMMERCIAL MORTGAGE OBLIGATION
   (Cost $1,001) .............................                              998
                                                                ---------------
CORPORATE OBLIGATIONS (0.3%)
   Blyth
      5.500%, 11/01/13 .......................            950               812
   General Motors, Ser 91-A2
      8.950%, 07/02/09 .......................             97               100
                                                                ---------------
TOTAL CORPORATE OBLIGATIONS
   (Cost $1,043) .............................                              912
                                                                ---------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (0.0%)
   Federal National Mortgage Association
      5.500%, 01/01/09 .......................             21                21

SCHEDULE OF INVESTMENTS                                          FMC SELECT FUND

January 31, 2008                                                     (Unaudited)

                                                     Face
                                                    Amount                Value
                                                 (000)/Shares             (000)
--------------------------------------------------------------------------------

Government National Mortgage Association,
   Ser 58, Cl VA 5.500%, 10/16/13 ............   $        102   $           106
                                                                ---------------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
   OBLIGATIONS
   (Cost $126) ...............................                              127
                                                                ---------------
CASH EQUIVALENT (0.6%)
   Dreyfus Treasury Prime Cash Management
      Fund, 2.940%(3) ........................      1,586,543             1,587
                                                                ---------------
TOTAL CASH EQUIVALENT
   (Cost $1,587) .............................                            1,587
                                                                ---------------
TOTAL INVESTMENTS (100.0%)
   (Cost $218,273)+ ..........................                  $       285,235
                                                                ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $285,326.

* NON-INCOME PRODUCING SECURITY.

(1) SECURITY IS TRADED ON A FOREIGN STOCK EXCHANGE. THE TOTAL VALUE OF ALL SUCH SECURITIES AT JANUARY 31, 2008 WAS $23,013 AND REPRESENTED 8.1% OF NET ASSETS.

(2) THE RATE SHOWN IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(3) THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2008.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
LTD. -- LIMITED
SER -- SERIES

+ AT JANUARY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $218,273, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $85,071 AND $(18,109), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICIES REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

FMC-QH-002-0800

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------------------
                                             James F. Volk
                                             President

Date: March 26, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------------------
                                             James F. Volk
                                             President

Date: March 26, 2008

By (Signature and Title)*                    /s/ Michael Lawson
                                             -------------------------------
                                             Michael Lawson
                                             Controller & CFO

Date: March 26, 2008



* Print the name and title of each signing officer under his or her signature.